Loan Receivables	6 Months Ended
Sep. 30, 2025
Loan Receivables [Abstract]
LOAN RECEIVABLES

Note 11 — LOAN RECEIVABLES

	As of
	March 31, 2025	September 30, 2025	September 30, 2025
	S$	S$	US$
Loan receivables, beginning	-	5,180,380	4,015,798
Additions	7,380,251	-	-
Interest income	300,129	114,917	89,083
Repayment	(2,500,000)	(900,000)	(697,674)
Loss on foreign currency exchange	-	(213,977)	(165,874)
Loan receivables, ending	5,180,380	4,181,320	3,241,333

Amount due from third party bears interest of 5.50% per annum, unsecured and repayable in 2 years. Company receive another repayment of S$1,791,686 (US$1,388,904) from loan receivable subsequent to the financial period.